Total Income Tax Recognized (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)		Mar. 31, 2009 JPY (¥)
Income Taxes [Line Items]
Provision for Income Taxes	$ 332		¥ 27,617		¥ 22,394		¥ (2,598)
Income taxes on discontinued operations	64	[1]	5,297	[1]	5,715	[1]	8,719	[1]
Goodwill, for initial recognition of acquired tax benefits that previously were included in the valuation allowance	0		0		0		(2,141)
Income taxes on other comprehensive income (loss):
Net unrealized gains (losses) on investment in securities	41		3,403		7,816		(27,533)
Defined benefit pension plans	(17)		(1,427)		4,925		(8,362)
Foreign currency translation adjustments	(3)		(214)		4,722		(2,111)
Net unrealized gains (losses) on derivative instruments	(4)		(338)		(1,066)		(390)
Total income taxes	$ 413		¥ 34,338		¥ 44,506		¥ (34,416)

[1]	Pursuant to FASB Accounting Standards Codification 205-20 ("Presentation of Financial Statements-Discontinued Operations"), the results of operations which meet the criteria for discontinued operations are reported as a separate component of income, and those related amounts that had been previously reported are reclassified.